CONTINGENCIES (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2012	Jan. 03, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2007	May 31, 2007	Jan. 02, 2012	Mar. 31, 2013 Barr and Duramed products [Member]	Mar. 31, 2013 Teva And Subsidiaries [Member]	Mar. 31, 2013 Teva And Subsidiaries [Member]
Approximate number of product liability cases								6,000		4,400
Approximate number of pending cases								198
Approximate number of cases that have been dismissed								5,800		4,000
Parties To A Tort Proceeding Cases Against Teva In Philadelphia Court									40.00%
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa						$ 180,000,000
Annual sales of Protonix					2,500,000,000
Annual Sales Of Pantoprazole		1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva							2,100,000,000
Provision Relating To Pending Patent Litigation				670,000,000
Loss Estimation Relating To Pending Patent Litigation				1,400,000,000
Annual Sales Of Provigil During Settlement Agreements			500,000,000
Annual Sales Of Provigilwhen Genericlaunched	1,000,000,000
Annual Sales Of Wellbutrin			1,000,000,000
Damages Caused By Sun Pharmaceutical Industries							$ 960,000,000